UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EverKey Global Partners Ltd
Address:  120 West 45th Street, 20th Floor
          New York, NY  10036

Form 13F File Number:  028-14072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward Heaney
Title:    Chief Compliance Officer
Phone:    (646) 519-2872

Signature, Place, and Date of Signing:

      /s/ Edward Heaney               New York, NY             November 1, 2011
      -----------------               ------------             ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           21
                                         -----------

Form 13F Information Table Value Total:  $    73,316
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- ------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
         NAME OF ISSUER               CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------------- ------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
AMDOCS LTD                        ORD           G02602103       5,813     214,357 SH       SOLE                  214,357
CALAMOS ASSET MGMT INC            CL A          12811R104       4,404     440,032 SH       SOLE                  440,032
CANON INC                         ADR           138006309      11,040     243,920 SH       SOLE                  243,920
CENOVUS ENERGY INC                COM           15135U109       2,979      97,014 SH       SOLE                   97,014
CITIGROUP INC                     COM           172967424         605      23,630 SH       SOLE                   23,630
CONOCOPHILLIPS                    COM           20825C104         114       1,795 SH       SOLE                    1,795
COSAN LTD                         SHS A         G25343107       5,182     547,247 SH       SOLE                  547,247
DU PONT E I DE NEMOURS & CO       COM           263534109         560      14,000 SH  CALL SOLE                   14,000
DU PONT E I DE NEMOURS & CO       COM           263534109       1,315      32,896 SH       SOLE                   32,896
EMCORE CORP.                      COM           290846104       3,473   3,508,393 SH       SOLE                3,508,393
SPDR GOLD TRUST                   GOLD SHS      78463V107       5,137      32,500 SH  CALL SOLE                   32,500
GOOGLE INC                        CL A          38259P508         213         414 SH       SOLE                      414
INVESCO LTD                       SHS           G491BT108       8,806     567,745 SH       SOLE                  567,745
ISHARES INC                       MSCI JAPAN    464287184       3,389     109,930 SH       SOLE                  109,930
KKR & CO L P DEL                  COM UNITS     48248M102         221      21,273 SH       SOLE                   21,273
LDK SOLAR CO LTD                  SPONSORED ADR 50183L107       3,813   1,222,290 SH       SOLE                1,222,290
MICROSOFT CORP                    COM           594918104      10,359     416,190 SH       SOLE                  416,190
MICROSOFT CORP                    COM           594918104       1,630      65,500 SH  CALL SOLE                   65,500
NORTHERN TR CORP                  COM           665859104         423      12,100 SH       SOLE                   12,100
VALEANT PHARMACEUTICALS INTL      COM           91911K102       3,300      88,900 SH       SOLE                   88,900
YAHOO INC                         COM           984332106         540      41,000 SH  CALL SOLE                   41,000